Form N-1A Cover	Oct. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Neuberger Berman ETF Trust
Entity Central Index Key	0001506001
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Prospectus Date	Dec. 18, 2023
Supplement to Prospectus [Text Block]
Neuberger Berman ETF Trust® (the “Trust”)
Neuberger Berman Carbon Transition & Infrastructure ETF (the “Fund”)
Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) each dated December 18, 2023, as amended and supplemented
This supplement describes important changes affecting the Fund, a series of the Trust. As previously disclosed to shareholders, the Board of Trustees of the Trust approved a proposal to change the name, goal, principal investment strategies and other related changes. These changes were contingent upon shareholders approving a proposal to change the Fund from diversified to non-diversified and a change in the Fund’s fundamental policy on industry concentration. At the shareholder meeting on October 14, 2024, shareholders of the Fund approved both proposals as well as a proposal to change the fee structure of the Fund. Accordingly, the Fund will make the following changes to its name, goal, fee structure, principal investment strategies, portfolio managers and certain other changes as described below. As the Fund transitions to its new principal investment strategies, the Fund can be expected to depart from its current principal investment strategies from the date of this sticker until the effective date of such changes.

Effective immediately, the Fund’s new fiscal year end is October 31.

Effective November 1, 2024, the following changes will occur:

1.   New Name and Ticker Symbol

The Fund’s new name is Neuberger Berman Energy Transition & Infrastructure ETF and its new ticker symbol is NBET. All references to the prior name and ticker symbol in the Fund’s Summary Prospectus, Prospectus and SAI are replaced with the Fund’s new name and ticker symbol.

2.   New Goal

3.   New Fee Structure

Shareholders of the Fund approved a new fee structure for the Fund that changed the Fund’s current management agreement from a unitary fee arrangement to a separate management agreement and administration agreement.  As a result, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable.

a)	The fee table and expense example under the “Fees and Expenses” section of the Fund’s Summary Prospectus and Prospectus is deleted and replaced with the following:

b)	The first paragraph in the Fund’s prospectus under the section “Management of the Funds – Investment Manager” is deleted and replaced with the following:

Neuberger Berman Investment Advisers LLC (“Manager” or “NBIA”), located at 1290 Avenue of the Americas, New York, NY 10104, is each Fund’s investment manager and administrator. Neuberger Berman BD LLC (“Distributor”), located at 1290 Avenue of the Americas, New York, NY 10104, is each Fund’s distributor. Pursuant to a management agreement, the Manager is responsible for choosing a Fund’s investments and handling its day-to-day business. The services provided by the Manager as the investment manager and administrator pursuant to the management agreement include, among others, overall responsibility for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Funds, which may include, among others, compliance monitoring, operational and investment risk management, legal and administrative services and portfolio accounting services. With respect to Neuberger Berman Disrupters ETF and Neuberger Berman Next Generation Connected Consumer ETF, under the management agreement, the Manager bears all of its own costs associated with providing services to such Funds. In addition, the Manager has contractually agreed to pay all operating expenses of each of Neuberger Berman Disrupters ETF and Neuberger Berman Next Generation Connected Consumer ETF, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) brokerage expenses, including commissions, and other transaction costs; (iii) acquired fund fees and expenses; (iv) dividend and interest expenses relating to short sales; (v) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (vi) the compensation payable to the Manager under the management agreement; (vii) securities lending expenses; (viii) litigation and tax reclaim expenses; (ix) indemnification expenses; and (x) any expenses determined to be extraordinary expenses by the Board. With respect to Neuberger Berman Energy Transition & Infrastructure ETF, the investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. The Manager carries out its duties subject to the policies established by the Board of Trustees. Together, the Neuberger Berman affiliates manage approximately $481 billion in total assets (as of 6/30/2024) and continue an asset management history that began in 1939.

c)	The sixth paragraph in the Fund’s Prospectus under the section “Management of the Funds – Investment Manager” is deleted and replaced with the following:

Effective November 1, 2024, the Fund will pay the NBIA a fee at the annual rate of 0.55% of the Fund’s average daily net assets for investment advisory services and the Fund will pay NBIA a fee at the annual rate of 0.09% of the Fund’s average daily net assets for administrative services provided to the Fund.

d)	The eleventh paragraph in the Fund’s Prospectus under the section “Management of the Funds – Investment Manager” is deleted and replaced with the following:

For each of Neuberger Berman Disrupters ETF and Neuberger Berman Next Generation Connected Consumer ETF, NBIA has contractually undertaken to waive its management fee by 0.10% of the Fund’s average daily net assets until 4/8/2025.

4.   New Principal Investment Strategies
5.   Additional Principal Investment Risks

6.   Change to Distribution Frequency
The first paragraph under the “Your Investment - Distributions and Taxes” section of the Fund’s Prospectus is deleted and replaced with the following:

Distributions —Each Fund pays out to its shareholders any net investment income and net realized capital and foreign currency gains. Ordinarily, Neuberger Berman Disrupters ETF and Neuberger Berman Next Generation Connected Consumer ETF make distributions once a year (normally in December). Neuberger Berman Energy Transition & Infrastructure ETF typically distributes any net investment income quarterly. Net realized capital gains and gains from foreign currency transactions, if any, are normally distributed in December. A Fund may make additional distributions, if necessary, to avoid federal income or excise taxes.

7.   New Portfolio Managers
(a)	The first paragraph under the “Portfolio Managers” section of the Fund’s Summary Prospectus and Prospectus is deleted and replaced with the following:

The Fund is managed by Douglas Rachlin (Managing Director of the Manager), Paolo Frattaroli (Managing Director of the Manager), and Robert Russo (Managing Director of the Manager). They have managed the Fund since November 2024.

(b)	The “Management of the Fund – Portfolio Managers” section of the Fund’s Prospectus is deleted and replaced with the following:

Neuberger Berman Energy Transition & Infrastructure ETF.
Douglas Rachlin, is a Managing Director of the Manager. Mr. Rachlin joined the firm in 2005 and has been a Portfolio Manager of the Fund since November 2024.
Paolo Frattaroli, is a Managing Director of the Manager. Mr. Frattaroli joined the firm in 2006 and has been a Portfolio Manager of the Fund since November 2024.
Robert Russo, is a Senior Vice President of the Manager Mr. Russo joined the firm in 2005 and has been a Portfolio Manager of the Fund since November 2024.

The date of this supplement is October 15, 2024.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104 Shareholder Services 800.877.9700 Institutional Services 800.366.6264 www.nb.com

Neuberger Berman Carbon Transition & Infrastructure ETF
Prospectus [Line Items]
Trading Symbol	NBCT